Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Contract revenue	$ 859,000	$ 297,000	$ 1,531,000	$ 594,000	$ 1,812,500	$ 523,308
Operating expenses:
Research and development	1,322,000	1,287,000	2,705,000	2,535,000	5,266,571	6,556,958
General and administrative	1,738,000	1,220,000	4,060,000	2,132,000	4,055,633	4,086,300
Total operating expenses	3,060,000	2,507,000	6,765,000	4,667,000	9,322,204	10,643,258
Loss from operations	(2,201,000)	(2,210,000)	(5,234,000)	(4,073,000)	(7,509,304)	(10,119,950)
Change in fair value of warrant liability	516,000		595,000		354,524
Interest expense - related parties	(39,000)		(39,000)
Other Income		135,000	96,000	263,000	541,925	153,613
Net loss	$ (1,724,000)	$ (2,075,000)	$ (4,582,000)	$ (3,810,000)	$ (6,613,255)	$ (9,966,337)
Net loss per common share, basic and diluted	$ (0.18)	$ (0.22)	$ (0.47)	$ (0.40)
Shares used to compute net loss per common share, basic and diluted	9,810,572	9,572,110	9,780,959	9,566,373